Consolidated Statements of Changes in Stockholders' Equity (parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Changes in Stockholders' Equity [Abstract]
Cash dividends declared	$ 1.24	$ 1.20	$ 1.16
Common Stock, Dividend Rate, Percentage			10.00%